TRADE ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2012
TRADE ACCOUNTS RECEIVABLE, NET
4.	TRADE ACCOUNTS RECEIVABLE, NET

Trade accounts receivable, net consisted of the following:

	December 31, 2012	December 31, 2011
Trade accounts receivable	1,015	1,061
Provision for doubtful accounts	(10)	(15)
Total	1,005	1,046

Bad debt expense in 2012, 2011, and 2010 was $1 million, $1 million and $1 million respectively. In 2012 none of the customers represented over 10% of consolidated net revenues. In 2011 and 2010 one customer, the Nokia group of companies, represented 10.4% and 13.9% of consolidated net revenues, respectively.

The Company enters into factoring transactions to accelerate the realization in cash of some trade accounts receivable within ST-Ericsson. As at December 31, 2012, $127 million of trade accounts receivable were sold without recourse. Such factoring transactions totaled $1,143 million for the year 2012, with a financial cost totaling $4 million reported on the line “Interest expense, net” on the consolidated statement of income for the year ended December 31, 2012.